LEASES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Weighted average remaining lease term		2 years 3 months 18 days
Weighted average discount rate		6.00%
Open World Ltd. [Member]
Weighted average remaining lease term	4 years 3 months
Weighted average discount rate	4.35%
Cash paid for amounts included in the measurement of lease liabilities, included in operating cash flows	$ 312,373	$ 229,116